Award Timing Disclosure	12 Months Ended
Dec. 29, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) that is likely to result in changes to the price of our Class A Common Stock, and does not time the public release of such information based on award grant dates. Equity awards are typically granted according to a predetermined schedule or based on an event such as the recipient’s appointment as an officer or director, to ensure consistency and avoid the appearance of timing based on MNPI. The Board and Compensation Committee do not consider MNPI when determining the timing of equity awards or in setting the terms of equity awards, such as grant size or vesting conditions. During the last completed fiscal year, the Company has not made awards to any named executive officer during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K, and it is the Company’s ongoing policy not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false